Equity - Summary of Dividends Declared and Paid (Detail) - MXN ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Nov. 03, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of dividends [Line Items]
Dividends declared and paid		$ 12,185	$ 11,407	$ 10,588
Dividends declared and paid per share (Mexican Peso per Share)	$ 0.7250
A
Disclosure of dividends [Line Items]
Dividends declared and paid		5,754	5,387	5,000
D
Disclosure of dividends [Line Items]
Dividends declared and paid		3,385	3,169	2,941
L
Disclosure of dividends [Line Items]
Dividends declared and paid		1,904	1,782	1,654
B
Disclosure of dividends [Line Items]
Dividends declared and paid		$ 1,142	$ 1,069	$ 993